Document and Entity Information	May 22, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 22, 2025
Entity Registrant Name	LINKBANCORP, Inc.
Entity Central Index Key	0001756701
Entity File Number	001-41505
Entity Incorporation, State or Country Code	PA
Current Fiscal Year End Date	--12-31
Entity Tax Identification Number	82-5130531
Entity Address, Address Line One	1250 Camp Hill Bypass, Suite 202
Entity Address, City or Town	Camp Hill
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17011
City Area Code	855
Local Phone Number	569-2265
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	LNKB
Security Exchange Name	NASDAQ
Amendment Description	On May 23, 2025, LINKBANCORP, Inc. (the “Company”) filed a Current Report on Form 8-K reporting the results of the Company’s annual meeting of shareholders and the adoption of the LINKBANCORP, Inc. 2025 Equity Incentive Plan (the "Original Report"). This Amendment No. 1 to the Original Report is being filed with the Securities and Exchange Commission solely to add Item 5.03 and Exhibit 3.2 to Item 9.01 as described below. This Amendment No. 1 to the Original Report makes no other amendments to the Original Report.